LOANS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2026
Loans Payable
Schedule of loan from non-related company

	2026-06-30	2025-12-31
	$	$

Loan from non-related company (a)	55,103	69,429
Loan from non-related company (b)	8,541,888	7,150,626
Loan from non-related company (c)	—	63,467
Loan from non-related company (d)	1,941	13,579
Loans Payable	8,598,931	7,297,100